Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 2,456	$ 2,902	$ 2,185	$ 1,908	$ 2,640	$ 2,059	$ 1,675	$ 1,579	$ 9,451	$ 7,953
Less allocated earnings on non-vested restricted stock									(348)	(141)
Less allocated dividends on non-vested restricted stock									(221)	(253)
Net income allocated to common stockholders									$ 8,882	$ 7,559
Weighted Average Number of Shares Outstanding, Basic (Shares)									5,477,266	5,458,365
Weighted Average Number of Shares Outstanding, Diluted (Shares)									5,477,266	5,458,365
Basic earnings per share	$ 0.41	$ 0.50	$ 0.38	$ 0.33	$ 0.46	$ 0.36	$ 0.29	$ 0.28	$ 1.62	$ 1.39
Diluted earnings Per Share	$ 0.41	$ 0.50	$ 0.38	$ 0.33	$ 0.46	$ 0.36	$ 0.29	$ 0.28	$ 1.62	$ 1.39